Net interest income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Interest Income Disclosure [Line Items]
Interest paid, TLTRO III	€ 12,843	€ 15,105	€ 11,940
TLTRO III
Net Interest Income Disclosure [Line Items]
Interest paid, TLTRO III		59	557
EU IAS 39 carve-out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income	276	€ 265	€ 187
Without EU IAS 39 carve-out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income	€ 342